UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	   Himanshu H. Shah
Address:   8601 Six Forks Road, Suite 630
           Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 	Raleigh, NC 	June 30, 2007

Additional Information: The investment manager, Himanshu H. Shah, does not participate in proxy voting for positions listed under column 8 in the section denoting no proxy voting. The client, Pennsylvania Public School Employees Retirement System votes on proxies relevant to the securities that we buy on their behalf.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: 153952



List of Other Included Managers:	NONE

                                    FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2    COLUMN 3 COLUMN 4  COLUMN 5         COLUMN 6 COLUMN 7COLUMN 8

                                              VALUE    SHRS OR   SH/ PUTINVESTMEN OTHER  VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLA CUSIP   (x$1000)  PRN AMT   PRN CALDISCRETIOMANAGERS SOLE SHARED   NONE
ABITIBI-CONSOLIDATED INCCOM         003924 10    6689    2275450 SH     SOLE             2105450      170000.00
AEGON N V               ORD AMER REG007924 10    4135     210349 SH     SOLE             189637        20712.00
BOWATER INC COM         COM         102183 10    4.00        200 SH     SOLE                200      N/A
BRILLIANCE CHINA AUTO HLSPONSORED AD10949Q 10    5694  229630.00 SH     SOLE             229630      N/A
CELESTICA INC           SUB VTG SHS 15101Q 10    6965 1114479.00 SH     SOLE             1019479       95000.00
CHINA TELECOM CORP LTD  SPON ADR H S169426 10    5997  101379.64 SH     SOLE              91380        10000.00
CHINA UNICOM LTD        SPONSORED AD16945R 10    7675  445470.00 SH     SOLE             410470        35000.00
CHINA YUCHAI INTL LTD   COM         G21082 10   11355  994348.00 SH     SOLE             954348        40000.00
CHIQUITA BRANDS INTL INCCOM         170032 80   11458  604375.00 SH     SOLE             564375        40000.00
COCO COLA CO            COM         191216100    5.00     100.00 SH     SOLE                100      N/A
KT CORP                 SPONSORED AD48268K 10    5221  222590.00 SH     SOLE             212590        10000.00
LEAPFROG ENTERPRISES INCCL A        52186N 10    4850  473190.00 SH     SOLE             428190        45000.00
LEGG MASON INC          COM         524901105     491  5,000.000 SH     SOLE               N/A          5000.00
LG PHILIP LCD CO LTD    SPONS ADR RE50186V 10    5609  247900.00 SH     SOLE             212900        35000.00
MARSH & MCLENNAN COS INCCOM         571748 10    3281  106270.00 SH     SOLE              84270        22000.00
MILACRON INC            COM         598709 10    2140  245148.00 SH     SOLE             245148      N/A
MITSUBISHI UFJ FINL GROUSPONSORED AD606822 10    1392  126400.00 SH     SOLE             126400      N/A
NEC CORP                ADR         629050 20    3623  704726.65 SH     SOLE             704727      N/A
NEW YORK TIMES CO       CL A        650111 10    2009   79100.00 SH     SOLE              54100        25000.00
NTT DOCOMO INC          SPONS ADR   62942M 20    3229  174730.00 SH     SOLE             174430          300.00
QIMONDA                 SPONS ADR   746904101    4869  315200.00 SH     SOLE             300200        15000.00
ROYAL DUTCH SHELL PLC   SPONS ADR A 780259 20    3461   42633.00 SH     SOLE              42633      N/A
SCOR                    SPONSORED AD80917Q 10    4081 1500440.00 SH     SOLE             1500440     N/A
SIFY LIMITED            SPONSORED AD82655M107    3642  412958.00 SH     SOLE             392958        20000.00
SHANDA INTERACTIVE ENTMTCOM         81941Q203   24800     800.00 SH     SOLE                800      N/A
SMUCKER J M CO NEW      COM         832696 40    5.00      94.00 SH     SOLE                 94      N/A
TECHNIP NEW             SPONSORED AD878546 20    3879   46974.56 SH     SOLE              46975      N/A
TELE NORTE LESTE PART S SPON ADR PFD879246 10    8950  471850.00 SH     SOLE             421850        50000.00
UTSTARCOM INC           COM         918076 10    8443 1505014.00 SH     SOLE             1435014       70000.00
                                               153952

</SEC-DOCUMENT>